Goodwill and Other Intangible Assets (Details) - Other intangible assets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,860,000
Net Accumulated Amortization	249,000
Intangible Assets	1,611,000
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	360,000
Net Accumulated Amortization	50,000
Intangible Assets	310,000
Customer Lists and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,500,000
Net Accumulated Amortization	199,000
Intangible Assets	$ 1,301,000